UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21519
Eaton Vance Tax Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	March 31
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund                                          as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 115.2%

Security	Shares	Value
Capital Markets — 2.7%
UBS AG	100,000	$10,970,000
		$10,970,000
Commercial Banks — 7.0%
Bank of Nova Scotia	300,000	11,925,000
Danske Bank A/S	250,000	9,490,619
Societe Generale	50,000	7,339,014
		$28,754,633
Communications Equipment — 2.0%
Nokia Oyj ADR	400,000	8,104,000
		$8,104,000
Diversified Financial Services — 2.9%
Citigroup, Inc.	250,000	12,060,000
		$12,060,000
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	350,000	9,761,500
Telefonos de Mexico SA ADR	300,000	6,249,000
		$16,010,500
Electric Utilities — 9.4%
Edison International	100,000	3,900,000
Entergy Corp.	125,000	8,843,750
Exelon Corp.	200,000	11,366,000
Fortum Oyj	150,000	3,830,995
Scottish Power PLC	992,063	10,688,595
		$38,629,340
Energy Equipment & Services — 2.7%
Halliburton Co.	150,000	11,131,500
		$11,131,500
Food Products — 1.9%
Nestle SA ADR	100,000	7,836,730
		$7,836,730
Household Products — 1.2%
Kimberly-Clark de Mexico SA de CV	1,500,000	4,773,359
		$4,773,359
Industrial Conglomerates — 1.1%
Siemens AG ADR	50,000	4,341,000
		$4,341,000

Insurance — 3.7%
Fidelity National Financial, Inc.	100,000	$3,895,000
PartnerRe, Ltd.	125,000	8,006,250
Willis Group Holdings, Ltd.	100,000	3,210,000
		$15,111,250
Machinery — 1.8%
Caterpillar, Inc.	100,000	7,448,000
		$7,448,000
Metals & Mining — 15.7%
Anglo American PLC ADR	250,000	5,110,000
BHP Billiton, Ltd. ADR	250,000	10,767,500
Fording Canadian Coal Trust	400,000	12,680,000
Freeport-McMoRan Copper & Gold, Inc., Class B	225,000	12,467,250
Phelps Dodge Corp.	50,000	4,108,000
Rio Tinto PLC ADR	50,000	10,485,500
Southern Copper Corp.	100,000	8,913,000
		$64,531,250
Multiline Retail — 1.6%
J.C. Penney Co., Inc.	100,000	6,751,000
		$6,751,000
Multi-Utilities — 5.2%
Dominion Resources, Inc.	150,000	11,218,500
Veolia Environnement	200,000	10,316,217
		$21,534,717
Oil, Gas & Consumable Fuels — 30.5%
BP PLC ADR	150,000	10,441,500
ChevronTexaco Corp.	200,000	12,412,000
Enbridge, Inc.	400,000	12,228,000
Kerr-McGee Corp.	200,000	13,870,000
Occidental Petroleum Corp.	150,000	15,382,500
Peabody Energy Corp.	150,000	8,362,500
Statoil ASA ADR	425,000	12,119,339
Suncor Energy, Inc.	175,000	14,176,750
Total SA ADR	200,000	13,104,000
Valero Energy Corp.	200,000	13,304,000
		$125,400,589
Pharmaceuticals — 4.9%
AstraZeneca PLC ADR	100,000	5,982,000
GlaxoSmithKline PLC ADR	150,000	8,370,000
Johnson & Johnson	100,000	5,992,000
		$20,344,000

Real Estate Investment Trusts (REITs) — 6.7%
AvalonBay Communities, Inc.	50,000	$5,531,000
Boston Properties, Inc.	25,000	2,260,000
Federal Realty Investment Trust	50,000	3,500,000
Plum Creek Timber Co., Inc.	175,000	6,212,500
Public Storage, Inc.	75,000	5,692,500
Rayonier, Inc.	112,500	4,264,875
		$27,460,875
Road & Rail — 1.3%
Canadian National Railway Co.	125,000	5,468,750
		$5,468,750
Specialty Retail — 1.7%
Home Depot, Inc.	200,000	7,158,000
		$7,158,000
Textiles, Apparel & Luxury Goods — 1.6%
VF Corp.	100,000	6,792,000
		$6,792,000
Tobacco — 2.7%
Altria Group, Inc.	150,000	11,014,500
		$11,014,500
Water Utilities — 1.1%
Severn Trent PLC	200,000	4,325,056
		$4,325,056
Wireless Telecommunication Services — 1.9%
Sprint Nextel Corp.	400,000	7,996,000
		$7,996,000
Total Common Stocks (identified cost $336,049,200)		$473,947,049

Preferred Stocks — 19.2%

Security	Shares	Value
Capital Markets — 1.2%
UBS Preferred Funding Trust I, 8.622% (1)(2)	43,700	4,877,318
		$4,877,318
Commercial Banks — 9.6%
ABN AMRO North America Capital Funding Trust, 6.968% (2)(3)	950	982,656
Banco Santander, 6.41%	140,000	3,360,000
Barclays Bank PLC, 8.55% (1)(2)(3)	55,000	6,090,287
BNP Paribas Capital Trust, 9.003% (1)(2)(3)	35,000	4,056,573
CA Preferred Fund Trust, 7.00% (1)	55,000	5,449,835

Den Norske Bank, 7.729% (1)(2)(3)	36,000	$4,011,012
First Republic Bank, 6.70%	30,000	753,000
HSBC Capital Funding LP, 9.547% (1)(2)(3)	40,000	4,677,228
Lloyds TSB Bank PLC, 6.90% (1)	40,000	3,950,788
Royal Bank of Scotland Group PLC, 9.118% (1)	50,000	5,608,725
US Bancorp, Series B, 5.56% (2)	20,000	500,000
		$39,440,104
Diversified Financial Services — 0.4%
ING Group NV, 6.125%	35,000	797,650
ING Group NV, 7.20%	30,000	765,300
		$1,562,950
Food Products — 1.0%
Dairy Farmers of America, 7.875% (3)	45,000	4,095,000
		$4,095,000
Gas Utilities — 0.2%
Southern Union Co., 7.55%	40,000	1,019,600
		$1,019,600
Insurance — 6.1%
ACE, Ltd., 7.80%	11,000	284,350
Aegon NV, 6.375%	80,000	1,875,200
Aegon NV, 6.50%	15,000	357,300
Arch Capital Group, Ltd., 8.00%	13,000	330,720
Arch Capital Group, Ltd., Series B, 7.875%	2,000	49,400
AXA, 7.10% (1)	45,000	4,445,775
Endurance Specialty Holdings, Ltd., 7.75%	18,750	452,063
ING Capital Funding Trust III, 8.439% (1)(2)	37,500	4,265,400
MetLife, Inc., 6.329% (2)	81,000	2,087,370
MetLife, Inc., 6.50%	39,000	960,570
PartnerRe, Ltd., 6.50%	120,000	2,742,000
Prudential PLC, 6.50% (1)	18,000	1,662,599
RenaissanceRe Holdings, Ltd., 6.08%	148,000	3,235,280
Zurich Regcaps Fund Trust V, 5.88% (2)(3)	2,500	2,544,531
		$25,292,558
Thrifts & Mortgage Finance — 0.7%
Federal National Mortgage Association, Series K, 5.396% (2)	60,000	3,006,000
		$3,006,000
Total Preferred Stocks (identified cost $83,938,919)		$79,293,530

Short-Term Investments — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.30%, 7/3/06	$2,000	$2,000,000
Pitney Bowes, Inc., Commercial Paper, 5.32%, 7/3/06	656	655,806
Societe Generale Time Deposit, 5.281%, 7/3/06	2,684	2,684,000
Total Short-Term Investments (at amortized cost $5,339,806)		$5,339,806
Total Investments — 135.7% (identified cost $425,327,925)		$558,580,385
Other Assets, Less Liabilities — (0.5)%		$(1,986,678)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (35.2)%		$(145,096,166)
Net Assets — 100.0%		$411,497,541

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2006.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $26,457,287 or 6.4% of the Fund’s net assets.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund                                          as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	67.33%	$376,086,104
Canada	10.11%	56,478,500
United Kingdom	7.28%	40,696,051
France	3.96%	22,101,006
Bermuda	3.23%	18,025,712
Switzerland	1.96%	10,970,000
Denmark	1.70%	9,490,619
Other countries, less than 1%	4.43%	24,732,393
	100.00%	$558,580,385

The Fund did not have any open financial instruments at June 30, 2006.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$425,327,925
Gross unrealized appreciation	$139,735,867
Gross unrealized depreciation	(6,483,407)
Net unrealized appreciation	$133,252,460

The unrealized gain on foreign currency as of June 30, 2006 is $12,589.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	August 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 24, 2006